AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2007

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO. 95                    /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 96                            /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------
                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                 Philadelphia, PA  19103-2921

    It is proposed that this filing become effective (check appropriate box)
    ------------------------------------------------------------------------
          / / Immediately upon filing pursuant to paragraph (b)
          / / On [date] pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1)
          /X/ 75 days after filing pursuant to paragraph (a)(2)
          / / On [date] pursuant to paragraph (a) of Rule 485
          ----------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                 MARCH 30, 2007

                        LSV CONSERVATIVE CORE EQUITY FUND

                               INVESTMENT ADVISER:
                              LSV ASSET MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The LSV Conservative Core Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
     INVESTMENT STRATEGY ......................................................3
     PRINCIPAL RISKS OF INVESTING..............................................3
     PERFORMANCE INFORMATION...................................................4
     FUND FEES AND EXPENSES....................................................4
     MORE INFORMATION ABOUT RISK...............................................6
     MORE INFORMATION ABOUT FUND INVESTMENTS...................................6
     INFORMATION ABOUT PORTFOLIO HOLDINGS... ..................................6
     INVESTMENT ADVISER .......................................................6
     PORTFOLIO MANAGERS........................................................7
     HISTORICAL PERFORMANCE DATA OF THE ADVISER................................7
     PURCHASING AND SELLING FUND SHARES.......................................10
     OTHER POLICIES...........................................................13
     DIVIDENDS AND DISTRIBUTIONS..............................................15
     TAXES....................................................................15
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         LSV CONSERVATIVE CORE EQUITY FUND............................Back Cover

LSV CONSERVATIVE CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL           Long-term growth of capital

INVESTMENT FOCUS          Medium to large capitalization U.S. common stocks

SHARE PRICE VOLATILITY    High

PRINCIPAL INVESTMENT
  STRATEGY Investing in undervalued stocks which are out-of-favor in the market with risk controlled relative to the S&P 500 Index

INVESTOR PROFILE          Investors who seek  long-term  growth of capital and
                          are willing to bear the risk of investing in equity securities

INVESTMENT STRATEGY OF THE FUND

The Fund invests primarily in equity securities. LSV Asset Management ("LSV" or the "Adviser") focuses on medium to large U.S. companies (I.E., those with market capitalizations of $1 billion or more at the time of purchase) which, in the Adviser's opinion, are out-of-favor (undervalued) in the marketplace. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations. The Fund expects to remain as fully invested in the above securities as practicable, but in any case, at least 80% of its net assets will be invested in equity securities. The Fund will not change this 80% policy without 60 days' prior written notice to shareholders.

The Adviser's investment strategy uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and recent indicators of recovery (such as recent price appreciation). The investment model selects the stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased. This investment strategy seeks to control overall portfolio risk relative to the S&P 500 Index. The Fund is expected to experience a low level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid to large cap equity value securities may underperform other segments of the equity market or the equity market as a whole.

The medium capitalization companies in which the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that medium capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser manages separate accounts with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                 0.38%
Other Expenses                                           0.51%
                                                         ----
Total Annual Fund Operating Expenses*                    0.89%

* The Fund's adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep the Fund's actual total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) from exceeding 0.39%. The Adviser may discontinue all or part of this expense limitation reimbursement at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR                        3 YEARS
                             $91                          $284

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI"). For liquidity purposes, the Fund may invest a portion of its assets in cash, money market instruments or equity index futures contracts. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.
INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Formed in 1994, LSV Asset Management is a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models. As of December 31, 2006, LSV had approximately $70.5 billion in assets under management. For its services, the Adviser is entitled to an annual investment advisory fee of 0.38% of the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep the Fund's actual total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) from exceeding 0.39%. The Adviser may discontinue all or part of this expense limitation reimbursement at any time.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's Semi-Annual Report dated [April 30, 2007], which will cover the period [inception to April 30, 2007.]

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

Josef Lakonishok has served as CEO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 26 years of investment and research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.

Menno Vermeulen, CFA, has served as a portfolio manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 14 years of investment and research experience. Prior to joining LSV, Mr. Vermuelen served as a portfolio manager for ABP Investments.

Puneet Mansharamani, CFA, has served as a Quantitative Analyst of LSV since 2000. He has more than 7 years of investment experience. Mr. Mansharamani earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following tables give the historical performance of actual, fee-paying separate accounts, referred to as a "Composite", managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the firm's assets under management. A complete list and description of the Adviser's composites is available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI).(1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composites, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. The currency used to express performance in the Composite is stated in U.S. Dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities tax laws as the Fund.

The investment results for the Adviser Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE ADVISER'S COMPOSITE CHARACTERISTICS
(JULY 1, 2001 THROUGH DECEMBER 31, 2006)

-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
                   TOTAL                                                         TOTAL ASSETS      PERCENTAGE
                  RETURN         S&P 500        NUMBER OF                          AT END OF        OF FIRM
    YEAR         (GROSS OF    INDEX(2),(3)     PORTFOLIOS       DISPERSION(4)       PERIOD           ASSETS
                   FEES)                                                         ($ MILLIONS)
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2006          20.26%         15.81%      Five or fewer          N/A              $57         Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2005           7.04%          4.91%      Five or fewer          N/A              $12         Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2004          11.63%         10.86%      Five or fewer          N/A              $11         Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2003          29.57%         28.68%      Five or fewer          N/A              $10         Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2002         -20.78%        -22.11%      Five or fewer          N/A              $8          Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------
    2001*         -4.34%         -5.56%      Five or fewer          N/A              $10         Less than 1%
-------------- -------------- ------------- ----------------- ---------------- ---------------- ---------------

----------------------------------------------------------------------------------------------------
ANNUALIZED RETURNS (AS OF 12/31/06)
------------------------------ ----------------------------------------------- ---------------------
                                                 ADVISER'S
                                             COMPOSITE RETURNS
------------------------------ ------------------------- --------------------- ---------------------
                                                               GROSS OF
        TIME PERIOD               NET OF INVESTMENT           INVESTMENT             S&P 500
                                   MANAGEMENT FEES            MANAGEMENT          INDEX(2),(3)
                                                                 FEES
------------------------------ ------------------------- --------------------- ---------------------
           1 Year                       19.91%                  20.26%                15.81%
------------------------------ ------------------------- --------------------- ---------------------
           3 Years                      12.51%                  12.85%                10.44%
------------------------------ ------------------------- --------------------- ---------------------
           5 Years                       7.76%                   8.08%                 6.19%
------------------------------ ------------------------- --------------------- ---------------------
 Since Inception (07/01/01)              6.14%                   6.46%                 4.52%
------------------------------ ------------------------- --------------------- ---------------------

                ----------------------------- ------------------------------------------------
                        TIME PERIOD                              ADVISER'S
                                                             COMPOSITE RETURNS
                ----------------------------- -------------------------- ---------------------
                                                                               GROSS OF
                       CALENDAR YEARS             NET OF INVESTMENT           INVESTMENT
                                                   MANAGEMENT FEES            MANAGEMENT
                                                                                FEES
                ----------------------------- -------------------------- ---------------------
                            2006                       19.91%                   20.26%
                ----------------------------- -------------------------- ---------------------
                            2005                        6.72%                    7.04%
                ----------------------------- -------------------------- ---------------------
                            2004                       11.30%                   11.63%
                ----------------------------- -------------------------- ---------------------
                            2003                       29.19%                   29.57%
                ----------------------------- -------------------------- ---------------------
                            2002                      -21.02%                  -20.78%
                ----------------------------- -------------------------- ---------------------
                            2001*                      -4.48%                   -4.34%
                ----------------------------- -------------------------- ---------------------

*        Since inception on 07/01/01

(1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to: (i) promote full and fair presentations by investment advisers of their performance results; and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

(2) The S&P(R) 500 Index is an unmanaged, market value weighted (higher market value stocks have more influence that lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(3) The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

(4) Dispersion is a measure of the spread of the annual returns of individual portfolios within a composite. Measures may include, but are not limited to, high/low, inter-quartile range, and standard deviation (asset weighted or equal weighted).

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund is for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from us, complete and send in the application. If you need an application or have questions, please call 1-888-FUND-LSV.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

Shares of the Fund may also be purchased "in-kind," subject to the Adviser's determination that the securities are acceptable investments for the Fund. In an in-kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in-kind purchase will be valued at market value. More information about in-kind purchases is discussed in the SAI.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Short-Term Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. To cancel or change a plan, write to the fund at LSV Conservative Core Equity Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009, (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares by mail or wire on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. If the NYSE closes early - such as on days in advance of certain generally observed holidays
- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in the Fund, including individual retirement accounts ("IRAs"). To meet the Fund's minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-FUND-LSV.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). In addition, you will need to provide a signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service you must complete the appropriate sections of the account application and mail it to the Fund.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Fund may also redeem in-kind to discourage short-term trading of shares. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

SHORT-TERM TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in small or mid cap securities that often may trade in lower volumes, frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (e.g. 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (e.g., 96 hours), which may change from time to time. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income annually and the Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        LSV CONSERVATIVE CORE EQUITY FUND

INVESTMENT ADVISER

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI includes detailed information about the Trust and the LSV Conservative Core Equity Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list the Fund's holdings and contain information from the Fund's managers about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:  Call 1-888-FUND-LSV

BY MAIL:  Write to us at:
LSV Conservative Core Equity Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:  www.lsvasset.com (Prospectus only)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

The Trust's Investment Company Act registration number is 811-06400.

LSV-PS-003-0100

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 MARCH 30, 2007

                       LSV CONSERVATIVE VALUE EQUITY FUND

                               INVESTMENT ADVISER:
                              LSV ASSET MANAGEMENT

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The LSV Conservative Value Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                      PAGE
     INVESTMENT STRATEGY ......................................................3
     PRINCIPAL RISKS OF INVESTING..............................................3
     PERFORMANCE INFORMATION...................................................4
     FUND FEES AND EXPENSES....................................................4
     MORE INFORMATION ABOUT RISK...............................................6
     MORE INFORMATION ABOUT FUND INVESTMENTS...................................6
     INFORMATION ABOUT PORTFOLIO HOLDINGS... ..................................6
     INVESTMENT ADVISER .......................................................6
     PORTFOLIO MANAGERS........................................................7
     HISTORICAL PERFORMANCE DATA OF THE ADVISER................................7
     PURCHASING AND SELLING FUND SHARES.......................................10
     OTHER POLICIES...........................................................13
     DIVIDENDS AND DISTRIBUTIONS..............................................15
     TAXES....................................................................15
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         LSV CONSERVATIVE VALUE EQUITY FUND...........................Back Cover

LSV CONSERVATIVE VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL             Long-term growth of capital

INVESTMENT FOCUS            Medium to large capitalization U.S. common stocks

SHARE PRICE VOLATILITY      High

PRINCIPAL INVESTMENT
  STRATEGY Investing in undervalued stocks which are out-of-favor in the market with risk controlled relative to the Russell 1000 Value Index

INVESTOR PROFILE            Investors who seek long-term growth of capital and
                            are willing to bear the risk of investing in equity securities

INVESTMENT STRATEGY OF THE FUND

The Fund invests primarily in equity securities. LSV Asset Management ("LSV" or the "Adviser") focuses on medium to large U.S. companies (I.E., those with market capitalizations of $1 billion or more at the time of purchase) which, in the Adviser's opinion, are out-of-favor (undervalued) in the marketplace. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations. The Fund expects to remain as fully invested in the above securities as practicable, but in any case, at least 80% of its net assets will be invested in equity securities. The Fund will not change this 80% policy without 60 days' prior written notice to shareholders.

The Adviser's investment strategy uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and recent indicators of recovery (such as recent price appreciation). The investment model selects the stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased. This investment strategy seeks to control overall portfolio risk relative to the Russell 1000 Value Index. The Fund is expected to experience a low level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid to large cap equity value securities may underperform other segments of the equity market or the equity market as a whole.

The medium capitalization companies in which the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that medium capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser manages separate accounts with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                 0.38%
Other Expenses                                           0.51%
                                                         ----
Total Annual Fund Operating Expenses*                    0.89%

* The Fund's adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep the Fund's actual total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) from exceeding 0.39%. The Adviser may discontinue all or part of this expense limitation reimbursement at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 YEAR                        3 YEARS
                                    $91                          $284

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI"). For liquidity purposes, the Fund may invest a portion of its assets in cash, money market instruments or equity index futures contracts. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Formed in 1994, LSV Asset Management serves as a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models. As of December 31, 2006, LSV had approximately $70.5 billion in assets under management. For its services, the Adviser is entitled to an annual investment advisory fee of 0.38% of the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep the Fund's actual total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) from exceeding 0.39%. The Adviser may discontinue all or part of this expense limitation reimbursement at any time.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's Semi-Annual Report dated [April 30, 2007], which will cover the period from [inception to April 30, 2007.]

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

Josef Lakonishok has served as CEO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 26 years of investment and research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.

Menno Vermeulen, CFA, has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 14 years of investment and research experience. Prior to joining LSV, Mr. Vermuelen served as a portfolio manager for ABP Investments.

Puneet Mansharamani, CFA, has served as a quantitative analyst of LSV since 2000. He has more than 7 years of investment experience. Mr. Mansharamani earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following tables give the historical performance of the actual, fee-paying separate accounts, referred to as a "Composite", managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the firm's assets under management. A complete list and description of the Adviser's composites is available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI).(1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composites, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. The currency used to express performance in the Composite is stated in U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities tax laws as the Fund.

The investment results for the Adviser Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE ADVISER'S ENHANCED INDEX - RUSSELL 1000 VALUE COMPOSITE CHARACTERISTICS(2) (JULY 1, 2001 THROUGH DECEMBER 31, 2006)

-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
                    TOTAL                                                           TOTAL       PERCENTAGE
                   RETURN          RUSSELL 1000       NUMBER                      ASSETS AT       OF FIRM
    YEAR          (GROSS OF          VALUE              OF        DISPERSION(6)     END OF        ASSETS
                    FEES)         INDEX(3),(4)      PORTFOLIOS                      PERIOD
                                                                                  ($ MILLIONS)
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2006           23.31%            22.21%       Five or fewer       N/A           $2,029         2.9%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2005            9.24%            7.04%        Five or fewer       N/A           $1,837         3.5%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2004           17.22%            16.49%       Five or fewer       N/A           $1,551         4.4%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2003           30.26%            30.03%       Five or fewer       N/A           $1,567         8.7%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2002           -10.87%          -15.52%       Five or fewer       N/A             $9       Less than 1%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------
    2001*          -2.24%            -4.39%       Five or fewer       N/A            $10         Less than
                                                                                                   1%
-------------- ---------------- ----------------- -------------- --------------- ------------- --------------

----------------------------------------------------------------------------------------------------
ANNUALIZED RETURNS (AS OF 12/31/06)
------------------------------ ----------------------------------------------- ---------------------
                                                 ADVISER'S
                                             COMPOSITE RETURNS
------------------------------ ------------------------- --------------------- ---------------------
                                                             GROSS OF
          TIME PERIOD           NET OF INVESTMENT           INVESTMENT        RUSSELL 1000 VALUE
                                 MANAGEMENT FEES             MANAGEMENT          INDEX(3),(4)
                                                                FEES
------------------------------ ------------------------- --------------------- ---------------------
           1 Year                       22.95%                  23.31%                22.21%
------------------------------ ------------------------- --------------------- ---------------------
           3 Years                      16.10%                  16.44%                15.07%
------------------------------ ------------------------- --------------------- ---------------------
           5 Years                      12.55%                  12.89%                10.85%
------------------------------ ------------------------- --------------------- ---------------------
Since Inception (07/01/2001)            10.86%                  11.19%                 8.93%
------------------------------ ------------------------- --------------------- ---------------------

                ----------------------------- ------------------------------------------------
                        TIME PERIOD                              ADVISER'S
                                                             COMPOSITE RETURNS
                ----------------------------- -------------------------- ---------------------
                                                                             GROSS OF
                       CALENDAR YEARS             NET OF INVESTMENT         INVESTMENT
                                                   MANAGEMENT FEES          MANAGEMENT
                                                                                FEES
                ----------------------------- -------------------------- ---------------------
                            2006                       22.95%                   23.31%
                ----------------------------- -------------------------- ---------------------
                            2005                        8.91%                   9.24%
                ----------------------------- -------------------------- ---------------------
                            2004                       16.87%                   17.22%
                ----------------------------- -------------------------- ---------------------
                            2003                       29.88%                   30.26%
                ----------------------------- -------------------------- ---------------------
                            2002                       -11.14%                 -10.87%
                ----------------------------- -------------------------- ---------------------
                           2001*                       -2.39%                   -2.24%
                ----------------------------- -------------------------- ---------------------

*        Since inception on 07/01/2001

(1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to: (i) promote full and fair presentations by investment advisers of their performance results; and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

(2) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

(3) The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

(4) Dispersion is a measure of the spread of the annual returns of individual portfolios within a composite. Measures may include, but are not limited to, high/low, inter-quartile range, and standard deviation (asset weighted or equal weighted).

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund is for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from us, complete and send in the application. If you need an application or have questions, please call 1-888-FUND-LSV.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

Shares of the Fund may also be purchased "in-kind," subject to the Adviser's determination that the securities are acceptable investments for the Fund. In an in-kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in-kind purchase will be valued at market value. More information about in-kind purchases is discussed in the SAI.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Short-Term Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. To cancel or change a plan, write to the fund at LSV Conservative Value Equity Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009, (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares by mail or wire on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. If the NYSE closes early - such as on days in advance of certain generally observed holidays
- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in the Fund, including individual retirement accounts ("IRAs"). To meet the Fund's minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-FUND-LSV.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). In addition, you will need to provide a signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service you must complete the appropriate sections of the account application and mail it to the Fund.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Fund may also redeem in-kind to discourage short-term trading of shares. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

SHORT-TERM TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in small or mid cap securities that often may trade in lower volumes, frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (e.g. 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (e.g., 96 hours), which may change from time to time. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income annually and the Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                       LSV CONSERVATIVE VALUE EQUITY FUND

INVESTMENT ADVISER

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI includes detailed information about the Trust and the LSV Conservative Value Equity Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list the Fund's holdings and contain information from the Fund's managers about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-888-FUND-LSV

BY MAIL:  Write to us at:
LSV Conservative Value Equity Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:  www.lsvasset.com (Prospectus only)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

The Trust's Investment Company Act registration number is 811-06400.

LSV-PS-002-1000

                       STATEMENT OF ADDITIONAL INFORMATION

                       LSV CONSERVATIVE VALUE EQUITY FUND
                        LSV CONSERVATIVE CORE EQUITY FUND

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                 MARCH 30, 2007

                               INVESTMENT ADVISER:
                              LSV ASSET MANAGEMENT

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the LSV Conservative Value Equity Fund and the LSV Conservative Core Equity Fund (each, a "Fund," and together, the "Funds"). This SAI is incorporated by reference and should be read in conjunction with each Fund's prospectus dated March 30, 2007. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds' prospectuses free of charge by calling 1-888-FUND-LSV.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST.................................................................S-X
DESCRIPTION OF PERMITTED INVESTMENTS......................................S-X
INVESTMENT LIMITATIONS....................................................S-X
THE ADVISER...............................................................S-X
PORTFOLIO MANAGERS........................................................S-X
THE ADMINISTRATOR.........................................................S-X
THE DISTRIBUTOR...........................................................S-X
THE TRANSFER AGENT........................................................S-X
THE CUSTODIAN.............................................................S-X
INDEPENDENT Registered public Accounting firm.............................S-X
LEGAL COUNSEL.............................................................S-X
TRUSTEES AND OFFICERS OF THE TRUST........................................S-X
PURCHASING AND REDEEMING SHARES...........................................S-X
DETERMINATION OF NET ASSET VALUE..........................................S-X
TAXES.....................................................................S-X
FUND TRANSACTIONS.........................................................S-X
PORTFOLIO HOLDINGS........................................................S-X
DESCRIPTION OF SHARES.....................................................S-X
SHAREHOLDER LIABILITY.....................................................S-X
LIMITATION OF TRUSTEES' LIABILITY.........................................S-X
PROXY VOTING..............................................................S-X
CODE OF ETHICS............................................................S-X
APPENDIX A - RATINGS......................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.........................B-1

March 30, 2007

                                                                 LSV-SX-003-0100

                                       i

THE TRUST

GENERAL. Each Fund is a newly established, open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each fund reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Funds will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders' approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Funds fail to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

LSV CONSERVATIVE VALUE EQUITY FUND. The Fund seeks long-term growth of capital. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act").

As its principal investment strategy, the Fund invests primarily in equity securities as described in the Prospectus. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Trust's Board of Trustees upon at least 60 days' written notice to Fund shareholders.

Although the Fund will normally be as fully invested as practicable in equity securities, as secondary investment strategies and consistent with its investment objective, the Fund may to a lesser extent invest in warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks. A portion of the Fund's assets may also be invested in investment grade fixed income securities, cash and money market securities. Investment grade fixed income securities either are debt securities rated in one of the four highest rating categories ("investment grade") by a nationally recognized statistical rating organization (an "NRSRO") or that the Fund's investment adviser, LSV Asset Management ("LSV" or the "Adviser"), determines are of comparable quality. The Fund may also make limited use of equity index futures contracts for liquidity purposes. In order to generate additional income, the Fund may lend securities that it owns as well as invest in repurchase agreements.

LSV CONSERVATIVE CORE EQUITY FUND. The Fund seeks long-term growth of capital. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities as described in the Prospectus. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Trust's Board of Trustees upon at least 60 days' written notice to Fund shareholders.

Although the Fund will normally be as fully invested as practicable in equity securities, as secondary investment strategies and consistent with its investment objective, the Fund may to a lesser extent invest in warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks. A portion of the Fund's assets may also be invested in investment grade fixed income securities, cash and money market securities. Investment grade fixed income securities either are debt securities rated in one of the four highest rating categories by a NRSRO or that the Fund's Adviser, determines are of comparable quality. The Fund may also make limited use of equity index futures contracts for liquidity purposes. In order to generate additional income, the Fund may lend securities that it owns as well as invest in repurchase agreements.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Funds' investment objective and as permitted by its stated policies.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a NRSRO, such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Funds. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or their agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by each Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, ETFs, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. Each Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of each Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending their securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission. The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Funds purchase or sell a futures contract, or sell an option thereon, the Funds are required to "cover" their position in order to limit leveraging and related risks. To cover their positions, the Funds may maintain with their custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which each Fund may undertake and on the potential increase in the speculative character of the Funds' outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the funds arising from such investment activities.

The Funds may also cover their long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover their long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Funds may cover their short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Funds may cover their sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Funds may also cover their sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Funds may cover their sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover their sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by each Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase their market exposure.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to the investment objective of the Funds, the following are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of the Funds' outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Funds' outstanding shares, whichever is less.

The Funds may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objective of the Funds, the following investment limitations of the Funds are non-fundamental and may be changed by the Board without shareholder approval:

1. The Funds may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Funds' net assets.

2. Under normal circumstances, the LSV Conservative Value Equity Fund shall invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities. This non-fundamental policy may be changed by the Board upon at least 60 days' written notice to the Fund's shareholders.

3. Under normal circumstances, the LSV Conservative Core Equity Fund shall invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities. This non-fundamental policy may be changed by the Board upon at least 60 days' written notice to the Fund's shareholders.

Except with respect to the Funds' policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER

GENERAL. LSV Asset Management is a professional investment management firm registered with the SEC under the 1940 Act. The Adviser was established in 1994 as a Delaware general partnership to provide active, quantitative value equity management through the application of proprietary models. LSV's general partners include officers and employees of LSV who collectively own a majority of LSV, and SEI Funds, Inc. SEI Investment Company is the parent of SEI Funds, Inc. As of December 31, 2006, LSV had approximately $70.5 billion in assets under management. LSV's principal business address is 1 North Wacker Drive, Chicago, Illinois 60606.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.38% of the average daily net assets of each Fund. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER. Messrs. Lakonishok, Vermeulen and Mansharamani have developed proprietary computer models based on their research of investor behavior and the performance of contrarian investment strategies. The portfolio decision making process is quantitative and driven by
(i) a proprietary computer model which ranks securities based on fundamental measures of value and indicators of recent improved performance and, (ii) a risk control process that controls for residual benchmark risk. Refinements to the model are made as suggested by advances in the Adviser's research and these refinements are generally incremental in nature. The Adviser may modify the investment model used to manage the Funds at any time without notice.

PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio manager, including information about other accounts managed, the dollar range of each Fund shares owned and how the portfolio manager is compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers' compensation consists of a salary and discretionary bonus. Each of the portfolio managers is a partner of the Adviser and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of the portfolio managers' "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). The Funds are new and, therefore, have not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of October 31, 2006.

----------------------- -------------------------------- ---------------------------------- -----------------------------------
                              REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                                   COMPANIES                         VEHICLES                         OTHER ACCOUNTS*
----------------------- -------------------------------- ---------------------------------- -----------------------------------
                            NUMBER                           NUMBER                           NUMBER
                              OF                               OF                               OF
NAME                       ACCOUNTS      TOTAL ASSETS        ACCOUNT       TOTAL ASSETS       ACCOUNTS         TOTAL ASSETS
----------------------- -------------- ----------------- -------------- ------------------- -------------- --------------------
Josef Lakonishok             26         $9,633,378,690        20          $7,305,022,908         502         $50,304,963,002
----------------------- -------------- ----------------- -------------- ------------------- -------------- --------------------
Puneet Mansharamani          26         $9,633,378,690        20          $7,305,022,908         502         $50,304,963,002
----------------------- -------------- ----------------- -------------- ------------------- -------------- --------------------
Menno Vermeulen              26         $9,633,378,690        20          $7,305,022,908         502         $50,304,963,002
----------------------- -------------- ----------------- -------------- ------------------- -------------- --------------------

* Includes 22 accounts with aggregated assets under management of $3.2 billion that are subject to performance-based advisory fees.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of each Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Funds and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Funds under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.07% of the first $1 billion of assets, 0.06% of the next $500 million of assets, 0.04% of the next $1.5 billion of assets, 0.035% on assets over $3 billion, and a minimum of $150,000 and $25,000 per additional class. Due to this minimum, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE TRANSFER AGENT

DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent (the "Transfer Agent").

THE CUSTODIAN

U.S. Bank National Association (the "Custodian"), 800 Nicollett Mall, Minneapolis, Minnesota 55402-4302, serves as the Funds' Custodian. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit, tax and related services.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional 39 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                   OTHER DIRECTORSHIPS HELD
----------------------------- ------------------ -------------------------------- ------------------------------------------
INTERESTED TRUSTEES
----------------------------- ------------------ -------------------------------- ------------------------------------------
Robert Nesher                 Chairman of        SEI employee 1974 to present;    Trustee of The Advisors' Inner Circle
                              the Board of       present; currently performs      Fund II, Bishop Street Funds, SEI
                              Trustees*          various services on behalf       Global Master Fund, plc, SEI Global
                              (since 1991)       of SEI Investments for           Assets Fund, plc, SEI Global
                                                 which Mr. Nesher is              Investments Fund, plc, SEI
                                                 compensated. Executive           Investments Global, Limited, SEI
                                                 Vice President of SEI            Opportunity Master Fund, L.P., SEI
                                                 Investments, 1986 to 1994.       Opportunity Fund, L.P., SEI Asset
                                                 Director and Executive           Allocation Trust, SEI Index Fund, SEI
                                                 Vice President of the            Daily Income Trust, SEI Institutional
                                                 Administrator and the            International Trust, SEI Institutional
                                                 Distributor, 1981 to 1994.       Investments Trust, SEI Institutional
                                                                                  Managed Trust, SEI Liquid Asset
                                                                                  Trust and SEI Tax Exempt Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------
William M. Doran              Trustee*           Self-Employed Consultant since   Trustee of The Advisors' Inner Circle
(DOB 05/26/40)                (since 1992)       2003.  Partner, Morgan, Lewis    Fund II, Bishop Street Funds, SEI Asset
                                                 & Bockius LLP (law firm) from    Allocation Trust, SEI Daily Income
                                                 1976 to 2003, counsel to the     Trust, SEI Index Fund, SEI Institutional
                                                 Trust, SEI Investments, the      International Trust, SEI Institutional
                                                 Administrator and the            Investments Trust, SEI Institutional
                                                 Distributor. Director of the     Managed Trust, SEI Liquid Asset Trust
                                                 Distributor since 2003.          and SEI Tax Exempt Trust., SEI
                                                 Director of SEI Investments      Investments - Global Fund Services
                                                 since 1974; Secretary of SEI     Limited, SEI Investments Global,
                                                 Investments since 1978.          Limited, SEI Investments (Europe),
                                                                                  Limited, SEI Investments (Asia) Limited,
                                                                                  and SEI Asset Korea Co., Ltd.
----------------------------- ------------------ -------------------------------- ------------------------------------------
INDEPENDENT TRUSTEES
----------------------------- ------------------ -------------------------------- ------------------------------------------
Charles E. Carlbom            Trustee            Self-Employed Business           Trustee of The Advisors' Inner Circle
(DOB 08/20/34)                (since 2005)       Consultant, Business             Fund II, Bishop Street Funds, Oregon
                                                 Projects Inc. since 1997.        Transfer Co., and O.T. Logistics, Inc.
                                                 Director, Crown Pacific Inc.
                                                 CEO and President, United
                                                 Grocers Inc. from 1997 to
                                                 2000.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Mitchell A. Johnson           Trustee            Retired.                         Director of Federal Agricultural
(DOB 03/01/42)                (since 2005)                                        Mortgage Corporation; Trustee of The
                                                                                  Advisors' Inner Circle Fund II and
                                                                                  Bishop Street Funds.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Betty L. Krikorian            Trustee            Self-Employed Legal and          Trustee of The Advisors' Inner Circle
(DOB 01/23/43)                (since 2005)       Financial Services Consultant    Fund II and Bishop Street Funds.
                                                 since 2003.  State Street Bank
                                                 In-house counsel, 1995 to 2003.
----------------------------- ------------------ -------------------------------- ------------------------------------------

----------------------------- ------------------ -------------------------------- ------------------------------------------
Eugene B. Peters              Trustee            Private investor from 1987 to    Trustee of The Advisors' Inner Circle
(DOB 06/03/29)                (since 1993)       present.  Vice president and     Fund II and Bishop Street Funds.
                                                 Chief Financial Officer,
                                                 Western Company of North
                                                 America (petroleum service
                                                 company), 1980 to 1986.
                                                 President of Gene Peters and
                                                 Associates (import company),
                                                 1978-1980. President and Chief
                                                 Executive Officer of Jos.
                                                 Schlitz Brewing Company before
                                                 1978.
----------------------------- ------------------ -------------------------------- ------------------------------------------
James M. Storey               Trustee            Attorney, Solo Practitioner      Trustee of The Advisors' Inner Circle
(DOB 04/12/31)                (since 1994)       since 1994. Partner, Dechert,    Fund II, Bishop Street Funds,
                                                 September 1987 to December       Massachusetts Health and Education
                                                 1993.                            Tax-Exempt Trust, SEI Asset Allocation
                                                                                  Trust, SEI Daily Income Trust, SEI Index
                                                                                  Fund, SEI Institutional International
                                                                                  Trust, SEI Institutional Investments Trust,
                                                                                  SEI Institutional Managed Trust, SEI Liquid
                                                                                  Asset Trust and SEI Tax Exempt Trust, and
                                                                                  U.S. Charitable Gift Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------
George J. Sullivan, Jr.       Trustee            Chief Executive Officer,         Trustee of The Advisors' Inner Circle
(DOB11/13/42)                 (since 1999)       Newfound Consultants Inc.        Fund II, Bishop Street Funds, SEI Asset
                                                 since April 1997.  General       Allocation Trust, SEI Opportunity Fund,
                                                 Partner, Teton Partners, L.P.,   SEI Daily Income Trust, SEI Index Fund,
                                                 June 1991 to December 1996;      SEI Institutional International Trust,
                                                 Chief Financial Officer, Nobel   SEI Institutional Investments Trust, SEI
                                                 Partners, L.P., March 1991 to    Institutional Managed Trust, SEI Liquid
                                                 December 1996; Treasurer and     Asset Trust, SEI Opportunity Master
                                                 Clerk, Peak Asset Management,    Fund, SEI Tax Exempt Trust, and State
                                                 Inc., since 1991.                Street Navigator Securities Lending
                                                                                  Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met seven times in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, an interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 44 times in the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ------------------------------------------------------- -----------------------------------------------------
        NAME                        DOLLAR RANGE OF FUND SHARES                          AGGREGATE DOLLAR RANGE OF SHARES
                                              (FUND)*                                              (ALL FUNDS)*
---------------------- ------------------------------------------------------- -----------------------------------------------------
        Carlbom          [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
        Doran            [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
       Johnson           [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
      Krikorian          [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
       Nesher            [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
       Peters            [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------

---------------------- ------------------------------------------------------- -----------------------------------------------------
      Storey             [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------
      Sullivan           [None] (LSV Conservative Value Equity Fund)                                  [None]
                         [None] (LSV Conservative Core Equity Fund)
---------------------- ------------------------------------------------------- -----------------------------------------------------

*    Valuation date is December 31, 2006.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

---------------------- --------------------------- --------------------------- -------------------------- ---------------------
        NAME                   AGGREGATE             PENSION OR RETIREMENT         ESTIMATED ANNUAL        TOTAL COMPENSATION
                              COMPENSATION          BENEFITS ACCRUED AS PART   BENEFITS UPON RETIREMENT    FROM THE TRUST AND
                                                        OF FUND EXPENSES                                     FUND COMPLEX*
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Carlbom                  $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Cooney**                     $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
        Doran                      $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Johnson                  $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Krikorian                 $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Nesher                      $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Peters                   $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Storey                   $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Sullivan                  $44,914                       n/a                         n/a                   $44,914
---------------------- --------------------------- --------------------------- -------------------------- ---------------------

*    The Trust is the only investment company in the "Fund Complex."
**   Retired effective December 31, 2005.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

--------------------------- ------------------------- ----------------------------------------- ----------------------
         NAME AND           POSITION WITH TRUST AND    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS     OTHER DIRECTORSHIPS
      DATE OF BIRTH              LENGTH OF TERM                                                         HELD
--------------------------- ------------------------- ----------------------------------------- ----------------------
James F. Volk                      President          Senior Operations Officer at SEI          None.
(DOB 08/28/62)                    (since 2003)        Investments, Fund Accounting and
                                                      Administration since 1996;
                                                      Assistant Chief Accountant
                                                      for the U.S. Securities
                                                      and Exchange Commission's
                                                      Division of Investment
                                                      Management from 1993 to
                                                      1996.
--------------------------- ------------------------- ----------------------------------------- ----------------------
Michael Lawson                Controller and Chief    Director, Fund Accounting since July      None.
(DOB 10/8/60)                  Financial Officer      2005, Manager, Fund Accounting, SEI
                                  (since 2005)        Investments AVP,
                                                      from April 1995 through
                                                      July 2005, excluding
                                                      February 1998 through
                                                      October 1998, Assistant
                                                      Product Manager, Pilgrim
                                                      Baxter & Associates
                                                      February 1998 through
                                                      October 1998.
--------------------------- ------------------------- ----------------------------------------- ----------------------

--------------------------- ------------------------- ----------------------------------------- ----------------------
Russell Emery                   Chief Compliance      Director of Investment Product            None.
(DOB 12/18/62)                      Officer           Management and Development, SEI
                                  (since 2006)        Investments, since
                                                      February 2003; Senior
                                                      Investment Analyst -
                                                      Equity Team, SEI
                                                      Investments, from March
                                                      2000 to February 2003.
--------------------------- ------------------------- ----------------------------------------- ----------------------
Timothy D. Barto               Vice President and     General Counsel and Secretary of SIMC     None.
(DOB 03/28/68)                Assistant Secretary     and the Administrator since 2004.  Vice
                                  (since 1999)        President of SIMC and the Administrator
                                                      since 1999.  Vice President and
                                                      Assistant Secretary of SEI Investments
                                                      since 2001.  Assistant Secretary of
                                                      SIMC, the Administrator and the
                                                      Distributor and Vice President of the
                                                      Distributor from 1999 to 2003.
--------------------------- ------------------------- ----------------------------------------- ----------------------
James Ndiaye                     Vice President       Vice President and Assistant Secretary    None.
(DOB 09/11/68)                   and Secretary        of SIMC since 2005.  Vice President at
                                  (since 2004)        Deutsche Asset
                                                      Management from 2003 to
                                                      2004. Associate at Morgan,
                                                      Lewis & Bockius LLP from
                                                      2000 to 2003. Assistant
                                                      Vice President at ING
                                                      Variable Annuities Group
                                                      from 1999 to 2000.
--------------------------- ------------------------- ----------------------------------------- ----------------------
Sofia A. Rosala                Vice President and     Vice President and Assistant Secretary    None.
(DOB 02/01/74)                Assistant Secretary     of SIMC and the Administrator since
                                  (since 2006)        2005.  Compliance Officer at SEI
                                                      Investments from 2001 to 2004.  Account
                                                      and Product Consultant at SEI Private
                                                      Trust Company from 1998 to 2001.
--------------------------- ------------------------- ----------------------------------------- ----------------------
Nicole Welch                      AML Officer         Compliance Analyst, TD Waterhouse,        None.
(DOB 09/13/77)                    (since 2005)        2004.  Senior Compliance Analyst, UBS
                                                      Financial Services, 2002-2004.
                                                      Knowledge Management Analyst,
                                                      PricewaterhouseCoopers Consulting, 2000
                                                      to 2002.
--------------------------- ------------------------- ----------------------------------------- ----------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from the Funds up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in each Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Funds intend to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Funds as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Funds must distribute annually to their shareholders at least 90% of each Fund's net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of each Fund's net tax exempt interest income, for each tax year, if any, to their shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets or more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that each Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Funds fail to qualify as a RIC for any year, all of their income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, their shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Funds to distribute at least 90% of their annual investment company income and does not require any minimum distribution of net capital gain, the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of each Fund's ordinary income for that year and 98% of each Fund's capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate each Funds investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT

Each Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Each Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities it holds and the Funds designate the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Funds' net capital gains will be taxable as long-term capital gains. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

If the Funds' distributions exceed their taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Funds by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Funds' total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Funds will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, the Funds will treat those taxes as dividends paid to their shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Funds make the election, the Funds will report annually to their shareholders the respective amounts per share of the Funds' income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Funds to their shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Funds are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in GNMA or FNMA securities, bankers' acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses by the Funds. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Funds commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Funds portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of each of the Fund's shareholders, and include procedures to address conflicts between the interests of each Fund's shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes the Funds' 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Funds' net asset value ("Summary Schedule")) in their Semi-Annual and Annual Reports which are distributed to each Fund's shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and will be available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Each of the Fund filings on Form N-Q and Form N-CSR are not distributed to each Fund's shareholders but will be available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in their Semi-Annual and Annual Reports, their Form N-CSR will be available without charge, upon request, by calling 1-888-FUND-LSV.

The Adviser's website, at www.lsvasset.com, also provides information about the Funds' complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar quarter (I.E., each March 31, June 30, September 30, and December 31). This information on the website is provided within 15 business days at the end of each calendar quarter. The information on the Adviser's website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as Standard and Poor's, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds' portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party based on a determination that such disclosure serves a reasonable business purpose, a determination is made that such disclosure is in the best interests of the Funds' shareholders and that conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Funds for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Funds' shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

Beginning August 31, 2008, a description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Funds' portfolio securities, as well as information relating to how the Adviser voted proxies relating to the Funds' portfolio securities for the most recent 12-month period ended June 30, will be available on Form N-PX (i) without charge, upon request, by calling (888) FUND-LSV and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 (each a "Code of Ethics" and together the "Codes of Ethics"). These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                              LSV ASSET MANAGEMENT

                             PROXY VOTING PROCEDURES

LSV's standard investment management agreement expressly authorizes LSV to vote proxies on behalf of the client's account. Therefore, unless the client expressly reserves proxy voting responsibility, it is LSV's responsibility to vote proxies relating to securities held for the client's account.

ERISA ACCOUNTS. Unless proxy voting responsibility has been expressly reserved and is being exercised by another fiduciary for an ERISA plan client, LSV, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. If LSV is responsible for voting, LSV shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis to the appropriate person, and shall endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client's account. In voting proxies, LSV is required to consider those factors that may affect the value of the client's investment and may not subordinate the interests of the client to unrelated objectives.

LSV has adopted proxy voting guidelines that provide direction in determining how various types of proxy issues are to be voted. LSV will engage an expert independent third party to design guidelines for client accounts that are updated for current corporate governance issues, helping to ensure that clients' best interests are served by voting decisions. Clients are sent a copy of their respective guidelines on an annual basis.

LSV's purely quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. LSV therefore will retain an independent, expert third party, currently Institutional Shareholder Services ("ISS"). ISS will implement LSV's proxy voting process, cast all votes on LSV's behalf in accordance with LSV's proxy voting guidelines (unless otherwise instructed by LSV), provide assistance in developing guidelines and provide analysis of proxy issues on a case-by-case basis. LSV is responsible for monitoring ISS to ensure that proxies are adequately voted. LSV will vote issues contrary to, or issues not covered by, the guidelines only when LSV believes it is in the best interest of the client. Where the client has provided proxy voting guidelines to LSV, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. Direction from a client on a particular proxy vote will take precedence over the guidelines. LSV's use of ISS is not a delegation of LSV's fiduciary obligation to vote proxies for clients.

Should a material conflict arise between LSV's interest and that of its clients (e.g., a client bringing a shareholder action has solicited LSV's support; LSV manages a pension plan for a company whose management is soliciting proxies; or an LSV employee has a relative involved in management at an investee company), LSV will vote the proxies in accordance with the recommendation of the independent third party proxy voting service. A written record will be maintained describing the conflict of interest, and an explanation of how the vote taken was in the client's best interest.

LSV may refrain from voting a proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

Clients may receive a copy of LSV's voting record for their account by request. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV's voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

RECORDKEEPING.  In accordance with the recordkeeping rules, LSV will retain:

(i)      Copies of its proxy voting policies and procedures.

(ii) A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).

(iii) A record of each vote cast on behalf of a client (maintained by the proxy voting service).

(iv) A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service).

(v) A copy of clients' written requests for proxy voting information and a copy of LSV's written response to a client's request for proxy voting information for the client's account.

(vi) LSV will ensure that it may obtain access to the proxy voting service's records promptly upon LSV's request.

LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in LSV's principal office.

                              LSV ASSET MANAGEMENT

                             PROXY VOTING GUIDELINES

                                  INTRODUCTION

The following summarizes the guidelines LSV Asset Management uses in making decisions about proxies. It is important to note that these are guidelines only and that votes may be cast differently than would be suggested by these guidelines. LSV retains Institutional Shareholder Services (ISS) for assistance in developing guidelines and in implementation of the voting and recordkeeping processes.

                              1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally we vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

We vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

We vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

We vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

We vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

We vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

We vote for proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent

o        Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

                             2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o        Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

We vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

We vote FOR proposals seeking to fix the board size or designate a range for the board size.

We vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

We vote against proposals to eliminate cumulative voting.

We vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard.

We vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

We vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o        Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

We vote AGAINST proposals that provide that directors may be removed only for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

We vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

o        Majority of independent directors on board

o        All-independent key committees

o        Committee chairpersons nominated by the independent directors

o        CEO performance reviewed annually by a committee of outside directors

o        Established governance guidelines

o        Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

We vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by LSV's definition of independence.

We vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally we vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While LSV favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

We vote against shareholder proposals to limit the tenure of outside directors.

                               3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

     o Long-term financial performance of the target company relative to its industry; management's track record

     o   Background to the proxy contest

     o   Qualifications of director nominees (both slates)

     o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where LSV recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

We vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

               4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

We vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

We vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote AGAINSt proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

We vote AGAINST proposals to require a supermajority shareholder vote.

We vote FOR proposals to lower supermajority vote requirements.

                     5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

We vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     o   Purchase price

     o   Fairness opinion

     o   Financial and strategic benefits

     o   How the deal was negotiated

     o   Conflicts of interest

     o   Other alternatives for the business

     o   Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Impact on the balance sheet/working capital

     o   Potential elimination of diseconomies

     o   Anticipated financial and operating benefits

     o   Anticipated use of funds

     o   Value received for the asset

     o   Fairness opinion

     o   How the deal was negotiated

     o   Conflicts of interest.

BUNDLED PROPOSALS

We Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

We vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     o   Dilution to existing shareholders' position

     o   Terms of the offer

     o   Financial issues

     o   Management's efforts to pursue other alternatives

     o   Control issues

     o   Conflicts of interest.

We vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     o   The reasons for the change

     o   Any financial or tax benefits

     o   Regulatory benefits

     o   Increases in capital structure

     o   Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     o Increases in common or preferred stock in excess of the allowable maximum as calculated by ISS's Capital Structure model

     o   Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

We vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

We vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     o Prospects of the combined company, anticipated financial and operating benefits

     o   Offer price

     o   Fairness opinion

     o   How the deal was negotiated

     o   Changes in corporate governance

     o   Change in the capital structure

     o   Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

We vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     o   Tax and regulatory advantages

     o   Planned use of the sale proceeds

     o   Valuation of spinoff

     o   Fairness opinion

     o   Benefits to the parent company

     o   Conflicts of interest

     o   Managerial incentives

     o   Corporate governance changes

     o   Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

We vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

                            6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

We vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

We vote AGAINST proposals to amend the charter to include control share acquisition provisions.

We vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

We vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

We vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

We vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, we vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

We vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

We vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

We vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

We vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

                              7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

We vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

We vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

We vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

We vote AGAINST proposals to create a new class of common stock with superior voting rights.

We vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders

     o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

We vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

We vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

We vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by LSV.

SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

We vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by LSV.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

                     8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, LSV will value every award type. LSV will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once LSV determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     o   Cash compensation, and

     o   Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. LSV will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

We vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

We vote AGAINST retirement plans for nonemployee directors.

We vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o   Historic trading patterns

     o   Rationale for the repricing

     o   Value-for-value exchange

     o   Option vesting

     o   Term of the option

     o   Exercise price

     o   Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

We vote FOR employee stock purchase plans where all of the following apply:

     o   Purchase price is at least 85 percent of fair market value

     o   Offering period is 27 months or less, and

     o   Potential voting power dilution (VPD) is ten percent or less.

We vote AGAINST employee stock purchase plans where any of the following apply:

     o   Purchase price is less than 85 percent of fair market value, or

     o   Offering period is greater than 27 months, or

     o   VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

We vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

We vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally, we vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, we vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

We vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

We vote AGAINST shareholder proposals requiring director fees be paid in stock only.

We vote FOR shareholder proposals to put option repricings to a shareholder vote.

We vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally, we vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

We vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

     o   Whether the proposal mandates that ALL awards be performance-based

     o Whether the proposal extends beyond executive awards to those of lower-ranking employees

     o Whether the company's stock-based compensation plans meet LSV's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

We vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     o The parachute should be less attractive than an ongoing employment opportunity with the firm

     o   The triggering mechanism should be beyond the control of management

     o The amount should not exceed three times base salary plus guaranteed benefits

                       9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

We vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     o The availability and feasibility of alternatives to animal testing to ensure product safety, and

     o   The degree that competitors are using animal-free testing.

Generally, we vote FOR proposals seeking a report on the company's animal welfare standards unless:

     o The company has already published a set of animal welfare standards and monitors compliance

     o The company's standards are comparable to or better than those of peer firms, and

     o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

We vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     o   Whether the proposal focuses on a specific drug and region

     o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     o   Whether the company already limits price increases of its products

     o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     o   The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

We vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

     o   The costs and feasibility of labeling and/or phasing out

     o The nature of the company's business and the proportion of it affected by the proposal

     o The proportion of company sales in markets requiring labeling or GMO-free products

     o   The extent that peer companies label or have eliminated GMOs

     o Competitive benefits, such as expected increases in consumer demand for the company's products

     o The risks of misleading consumers without federally mandated, standardized labeling

     o   Alternatives to labeling employed by the company.

We vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

We vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

We vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     o   The extent that peer companies have eliminated GMOs

     o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

We vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally, we vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

We vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     o Whether the company has adequately disclosed the financial risks of its subprime business

     o Whether the company has been subject to violations of lending laws or serious lending controversies

     o   Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     o   Whether the company complies with all local ordinances and regulations

     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     o   The risk of any health-related liabilities.

Advertising to youth:

     o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     o   Whether the company has gone as far as peers in restricting advertising

     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     o   Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     o   The percentage of the company's business affected

     o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     o   The percentage of the company's business affected

     o   The feasibility of a spinoff

     o   Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

We vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

We vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

We vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     o   Whether there are publicly available environmental impact reports;

     o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     o   The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

We vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     o Environmentally conscious practices of peer companies, including endorsement of CERES

     o   Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally, we vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally, we vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     o   The company's level of disclosure lags that of its competitors, or

     o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

We vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     o   The nature of the company's business and the percentage affected

     o   The extent that peer companies are recycling

     o   The timetable prescribed by the proposal

     o   The costs and methods of implementation

     o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

We vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     o   The nature of the company's business and the percentage affected

     o The extent that peer companies are switching from fossil fuels to cleaner sources

     o   The timetable and specific action prescribed by the proposal

     o   The costs of implementation

     o   The company's initiatives to address climate change

Generally, we vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

We vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     o   The relevance of the issue to be linked to pay

     o The degree that social performance is already included in the company's pay structure and disclosed

     o The degree that social performance is used by peer companies in setting pay

     o Violations or complaints filed against the company relating to the particular social performance measure

     o Artificial limits sought by the proposal, such as freezing or capping executive pay

     o   Independence of the compensation committee

     o   Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally, we vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     o The company is in compliance with laws governing corporate political activities, and

     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

We vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

We vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

We vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

We vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

     We  vote AGAINST proposals to implement the China Principles unless:

     o There are serious controversies surrounding the company's China operations, and

     o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

We vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     o   The nature and amount of company business in that country

     o   The company's workplace code of conduct

     o   Proprietary and confidential information involved

     o   Company compliance with U.S. regulations on investing in the country

     o   Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

We vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     o   Agreements with foreign suppliers to meet certain workplace standards

     o   Whether company and vendor facilities are monitored and how

     o   Company participation in fair labor organizations

     o   Type of business

     o   Proportion of business conducted overseas

     o   Countries of operation with known human rights abuses

     o Whether the company has been recently involved in significant labor and human rights controversies or violations

     o   Peer company standards and practices

     o   Union presence in company's international factories

Generally, we vote FOR reports outlining vendor standards compliance unless any of the following apply:

     o The company does not operate in countries with significant human rights violations

     o   The company has no recent human rights controversies or violations, or

     o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

We vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     o   Company compliance with or violations of the Fair Employment Act of
         1989

     o Company antidiscrimination policies that already exceed the legal requirements

     o   The cost and feasibility of adopting all nine principles

     o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     o   The potential for charges of reverse discrimination

     o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     o   The level of the company's investment in Northern Ireland

     o   The number of company employees in Northern Ireland

     o   The degree that industry peers have adopted the MacBride Principles

     o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

We vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

We vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     o   Whether the company has in the past manufactured landmine components

     o   Whether the company's peers have renounced future production

We vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     o   What weapons classifications the proponent views as cluster bombs

     o Whether the company currently or in the past has manufactured cluster bombs or their components

     o   The percentage of revenue derived from cluster bomb manufacture

     o   Whether the company's peers have renounced future production

NUCLEAR WEAPONS

We vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally, we vote FOR reports on a company's involvement in spaced-based weaponization unless:

     o   The information is already publicly available or

     o   The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally, we vote FOR reports on the company's efforts to diversify the board, unless:

     o The board composition is reasonably inclusive in relation to companies of similar size and business or

     o The board already reports on its nominating procedures and diversity initiatives.

We vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     o   The degree of board diversity

     o   Comparison with peer companies

     o   Established process for improving board diversity

     o   Existence of independent nominating committee

     o   Use of outside search firm

     o   History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)


Generally, we vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     o   The company has well-documented equal opportunity programs

     o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     o   The company has no recent EEO-related violations or litigation.

We vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally, we vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     o   The composition of senior management and the board is fairly inclusive

     o The company has well-documented programs addressing diversity initiatives and leadership development

     o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

We vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     o Whether the company's EEO policy is already in compliance with federal, state and local laws

     o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     o   The industry norm for including sexual orientation in EEO statements

     o Existing policies in place to prevent workplace discrimination based on sexual orientation

We vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                             10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

We vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     o   Board structure

     o   Director independence and qualifications

     o   Attendance at board and committee meetings.


Votes should be withheld from directors who:

     o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     o Ignore a shareholder proposal that is approved by a majority of shares outstanding

     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     o Are interested directors and sit on the audit or nominating committee, or

     o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

We vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     o   Past performance as a closed-end fund

     o   Market in which the fund invests

     o   Measures taken by the board to address the discount

     o   Past shareholder activism, board activity

     o   Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Past performance relative to its peers

     o   Market in which fund invests

     o   Measures taken by the board to address the issues

     o Past shareholder activism, board activity, and votes on related proposals

     o   Strategy of the incumbents versus the dissidents

     o   Independence of directors

     o   Experience and skills of director candidates

     o   Governance profile of the company

     o   Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Proposed and current fee schedules

     o   Fund category/investment objective

     o   Performance benchmarks

     o   Share price performance compared to peers

     o   Resulting fees relative to peers

     o   Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

We vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Stated specific financing purpose

     o   Possible dilution for common shares

     o   Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Potential competitiveness

     o   Regulatory developments

     o   Current and potential returns

     o   Current and potential risk.

Generally, we vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL

RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     o   The fund's target investments

     o   The reasons given by the fund for the change

     o   The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

We vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Political/economic changes in the target market

     o   Consolidation in the target market

     o   Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   Potential competitiveness

     o   Current and potential returns

     o   Risk of concentration

     o   Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

We vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o   Strategies employed to salvage the company

     o   The fund's past performance

     o   Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     o   The degree of change implied by the proposal

     o   The efficiencies that could result

     o   The state of incorporation

     o   Regulatory standards and implications.

We vote AGAINST any of the following changes:

     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     o Removal of shareholder approval requirement for amendments to the new declaration of trust

     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

We vote reincorporations on a case-by-case basis, considering the following factors:

     o   Regulations of both states

     o   Required fundamental policies of both states

     o   Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

We vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

We vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o   Fees charged to comparably sized funds with similar objectives

     o   The proposed distributor's reputation and past performance

     o   The competitiveness of the fund in the industry

     o   Terms of the agreement.

MASTER-FEEDER STRUCTURE

We vote for the establishment of a master-feeder structure.

MERGERS

We vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     o   Resulting fee structure

     o   Performance of both funds

     o   Continuity of management personnel

     o   Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, we vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While LSV favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where LSV recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     o   Performance of the fund's NAV

     o   The fund's history of shareholder relations

     o   The performance of other funds under the advisor's management.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 95

ITEM 23.  EXHIBITS:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991 is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") on February 27, 1998.
(a)(2) Amendment dated December 2, 1996 to the Registrant's Agreement and Declaration of Trust dated July 18, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Amendment dated February 18, 1997 to the Registrant's Agreement and Declaration of Trust dated July 18, 1991, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(2) Expense Limitation Agreement dated March 1, 2006 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(3) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(d)(4) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(d)(5) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.

(d)(6) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(d)(7) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(8) Schedule to the Investment Advisory Agreement between the Registrant and LSV Asset Management Company, to be filed by amendment.
(d)(9) Investment Advisory Agreement dated June 1, 2001 between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(10) Investment Advisory Agreement dated August 13, 2001 between the Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(11) Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co. (now, Steinberg Priest & Sloane Capital Management, LLC), Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(12) Amendment dated May 18, 2004 to the Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Investment Advisors, Inc. and Steinberg Priest & Sloane Capital Management, LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 17, 2004.
(d)(13) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(15) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16) Amended Schedule dated August 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.

(d)(17) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(19) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(20) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(21) Expense Limitation Agreement dated March 1, 2006 between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(22) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(23) Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(24) Revised Schedule A to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc., is filed herewith.
(d)(25) Investment Advisory Agreement dated March 1, 2003 between the Registrant and National City Investment Management Co. (now Allegiant Asset Management Co.) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(26) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(27) Interim Investment Advisory Agreement dated September 29, 2006 between the Registrant and Fiduciary Management Associates, LLC, is filed herewith.

(d)(28) Investment Advisory Agreement dated May 16, 2003 between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(29) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.
(d)(30) Expense Limitation Agreement dated March 1, 2006 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(31) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp., is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(32) Schedule A dated December 16, 2005 as amended August 8, 2006 to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp., with respect to the WHG Funds, is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 93 (File No. 33-42484), filed with the SEC on September 8, 2006.
(d)(33) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC, is filed herewith.
(d)(34) Expense Limitation Agreement between the Registrant and Edgewood Management LLC, relating to the Edgewood
                  Growth Fund, is filed herewith.
(e)(1) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(e)(4) Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Company is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(f)               Not Applicable.

(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, U.S. Bank National Association) is incorporated herein by reference to exhibit
                  (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now, U.S. Bank National Association) is incorporated herein by reference to exhibit
                  (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 as amended May 21, 2001, between the Registrant and Wachoiva Bank National Association assigning the Custodian Agreement to U.S. Bank National Associaton is incorporated herein by reference to exhibit
                  (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2006.
(g)(5) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(6) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(g)(7) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(1) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(h)(2) Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(3) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.

(h)(4) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services), relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(5) Administration Agreement dated August 20, 1999 between the Registrant, LSV Asset Management, Fidelity Brokerage Services, Inc., and National Financial Services Corporation is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(6) Amended Schedule to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investment Global Fund Services, relating to the LSV Conservative Value Equity Fund and the LSV Conservative Core Equity Fund, between the Registrant and SEI Investments Global Funds Services, to be filed by amendment.
(h)(7) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the HGK Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(8) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services), relating to the Japan Smaller Companies Fund, is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(h)(9) Schedule dated August 13, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the Synovus Funds, is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(10) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the TS&W Portfolios, is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(11) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the ICM Small Company Portfolio, is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(12) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the Analytic Portfolios, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
 (h)(13) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the FMA Small Company Portfolio, is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(14) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(15) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(16) Amendment and Attachment 1 dated November 29, 2006 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Commerce Funds, is filed herewith.
(h)(17) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the CB Core Equity Fund, is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(18) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (h)(53) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(19) Amendment and Schedule thereto dated June 30, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (h)(58) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.

(h)(20) Amendment and Schedule thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Rice Hall James Funds, is incorporated herein by reference to exhibit
                  (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(21) Schedule dated May 20, 2005 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to AIG Money Market Fund, is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(22) Amendment and Schedule thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(23) Amendment and Schedule thereto dated September 1, 2005 to the Amended and Restated Administration Agreement dated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(24) Amendment dated April 1, 2006 to Amended and Restated Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit
                  (h)(28) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 7, 2006.
(h)(25) Amendment and Attachment 1 dated September 7, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Funds, is filed herewith.
(h)(26) Amendment and Attachment 1 dated January 27, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund, is filed herewith.
(h)(27) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996 between the Registrant, LSV Asset Management and Charles Schwab & Co., Inc., relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.

(h)(28) Transfer Agency and Services Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Transactions Services), is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(29) Schedule dated October 23, 2002 to the Transfer Agency and Services Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services (now Citigroup Global Transaction Services), relating to Commerce Bank, is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(30) AML Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Transaction Services) is incorporated herein by reference to exhibit
                  (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(31) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(32) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(33) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(34) Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit
                  (h)(42) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(35) Form of Transfer Agent Agreement between the Registrant and SEI Investments Fund Management, is filed herewith.
(h)(36) Shareholder Servicing Agreement, relating to the the AIG Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(37) Shareholder Servicing Agreement, relating to the Commerce Capital Funds, is incorporated herein by reference to exhibit
                  (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(38) Shareholder Services Plan, relating to the Commerce Funds, is filed herewith.
(h)(39) Shareholder Servicing Plan, relating to the Cambiar Opportunity Fund and Cambiar International Fund is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 16, 2004.

(h)(40) Shareholder Services Plan, relating to the WHG Funds, is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(h)(41) Revised Exhibit A to the Shareholder Services Plan, relating to the WHG Funds, is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2006.
(h)(42) Shareholder Services Plan for the Edgewood Growth Fund is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 14, 2006.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.
(j)               Not applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994 as revised August 14, 2000 is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(m)(2) Amended Schedule dated February 2006 to the Distribution Plan dated August 8, 1994, as revised August 14, 2000 is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 14, 2006.
(m)(3) Distribution Plan dated September 17, 2002 and Schedule A as amended May 18, 2004 is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(m)(4) Amended Schedule dated May 18, 2004 to the Distribution Plan dated September 17, 2002 is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(m)(5) Distribution and Shareholder Servicing Plan dated August 13, 2001, relating to the Synovus Funds, is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 21, 2004.
(m)(6) Amended Schedule A as amended November 16, 2004 to the Distribution and Shareholder Servicing Plan dated August 13, 2001, with respect to the Synovus Funds and Analytic Defensive Equity Fund, is incorporated herein by reference to exhibit
                  (m)(7) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(n)(1) Amended and Restated Rule 18f-3 Plan (including Schedules and Certificates of Class Designation) for the Registrant is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.

(n)(2) Schedule and Certificate of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, relating to the WHG Funds, is incorporated herein by reference to exhibit
                  (n)(2) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2006.
(n)(3) Schedule and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, with respect to the Edgewood Growth Fund, are incorporated herein by reference to exhibit
                  (n)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 25, 2006.
(n)(4) Revised Schedule S to the Amended and Restated Rule 18f-3 Plan relating to the Commerce Funds, is filed herewith.
(o)               Not Applicable.
(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment
                  No. 28 to The Advisors' Inner Circle Fund II Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) HGK Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(3) LSV Asset Management, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.
(p)(4) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(5) Steinberg Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2006.
(p)(6) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(7) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(8) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(9) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(10) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.

(p)(11) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(12) Haverford Investment Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on June 1, 2004.
(p)(13) Revised AIG Global Investment Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(14) Revised Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(15) Revised Rice Hall James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(16) CB Investment Managers, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post Effective Amendment No. 79 to the Registrants Registration Statement on Form N1-A (File 33-42484), filed with the SEC on October 21, 2004.
(p)(17) Revised Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.
(p)(18) Revised Synovus Investment Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(p)(19) Westwood Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(p)(20) Edgewood Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(p)(21) Revised Allegiant Asset Management Company (formerly National City Investment Management Company) Code of Ethics dated January 2006 is incorporated herein by reference to exhibit
                  (p)(24) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(p)(22) Revised SEI Investments Global Funds Services Code of Ethics dated January 2006 is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT, INC.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is One Post Office Square, 8th Floor, Boston, Massachusetts 02109.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                         Foley Hoag LLP                             Partner
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
---------------------------
AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, New York 10270.

------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
Win Jay Neuger                        American International Group, Inc.         Executive Vice President and Chief
Director,                                                                        Investment Officer
Chairman of Board of Directors and
Chief Executive Officer               AIG Global Asset Management Holdings       Director/Chief Executive
                                      Corp.                                      Officer/Chairman of Board of
                                                                                 Directors

                                      AIG Global Investment Fund Management      Director
                                      Ltd.

                                      AIG Global Investment Corp. (Europe), Ltd  Director
------------------------------------- ------------------------------------------ -------------------------------------

Helen Stefanis                        Financial Services Div. American           Senior Vice President
                                      International Group, Inc.

                                      AIG Equity Sales Corp.                     Director

------------------------------------- ------------------------------------------ -------------------------------------
George Coheleach                      American International Group, Inc.         Assistant Treasurer
Portfolio Manager

------------------------------------- ------------------------------------------ -------------------------------------
Mark P. Gross                         N/A                                        N/A
Managing Director

------------------------------------- ------------------------------------------ -------------------------------------
Richard W. Scott                      AIG Global Asset Management Holdings       Director
Director and                          Corp.
Senior Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard Biegen                        AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Director of Global Compliance
------------------------------------- ------------------------------------------ -------------------------------------
Erik Mogavero                         AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Chief Compliance Officer
------------------------------------- ------------------------------------------ -------------------------------------

ALLEGIANT ASSET MANAGEMENT CO.
------------------------------
Allegiant Asset Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of Allegiant Asset Management Co. is 200 Public Square, 5th Floor, Cleveland, Ohio 44114.

---------------------------------------------- ----------------------------------------- -----------------------------
              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
John G. Abunassar, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Kathleen T. Barr, Director                                       --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Andrew G. Harding, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Gordon A. Johnson, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Joseph C. Penko, Director                                        --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Anthony Cipiti, Jr., Secretary                                   --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------

ANALYTIC INVESTORS, INC.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Global Long-Short Fund, and the Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Dr. Roger Glen Clarke, Chairman             Ensign Peak Advisors                President (September 1997 - present)
                                            Bonneville Holding Corporation      Director (January 2000 - present)
                                            Deseret Trust Company               Director (September 1996 - present)
                                            Deseret Mutual Benefit              Director (March 2006 - present)
                                            Administrators                      Investment Committee Member
                                                                                (September 1996 - present)
------------------------------------------- ----------------------------------- --------------------------------------
Harindra de Silva, Director and President   Analytic US Market Neutral, Ltd.    Director (01/1999 - present)
                                            Analytic US Market Offshore
                                            Master, Ltd.                        Director (11/2000 - present)
                                            Analytic US Market Neutral
                                            Offshore II, Ltd.                   Director (05/2002 - present)
                                            Analytic US Market Neutral
                                            Offshore Master II, Ltd.            Director (05/2002 - present)
                                            Analytic US Market Neutral
                                            Offshore M, Ltd.                    Director (03/2004 - present)
                                            Analytic Japanese Equity Market
                                            Neutral Offshore, Ltd.              Director (11/2004 - present)
                                            Analytic Japanese Equity Market
                                            Neutral Offshore Master, Ltd.       Director (11/2004 - present)
                                            Analytic Market Neutral V-6, Ltd.
                                            Analytic Global Opportunity Fund
                                            I, Ltd.                             Director (04/2005 - present)

                                                                                Director (04/2005 - present)
------------------------------------------- ----------------------------------- --------------------------------------
Marie Nastasi Arlt, Director, Treasurer,    Analytic US Market Neutral          Director (11/2001 - present)
Vice President, Chief Operating Officer     Offshore, Ltd.
and Corporate Secretary                     Analytic US Market Neutral          Director (05/2002 - present)
                                            Offshore II, Ltd.
                                            Analytic US Market Neutral          Director (03/2004 - present)
                                            Offshore M, Ltd.
                                            Analytic US Market Neutral          Director (04/2005 - present)
                                            Offshore Master, Ltd.
                                            Analytic US Market Neutral          Director (04/2005 - present)
                                            Offshore Master II, Ltd.
------------------------------------------- ----------------------------------- --------------------------------------

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
                                            Analytic Japanese Equity Market     Director (11/2004 - present)
                                            Neutral Offshore, Ltd.
                                            Analytic Japanese Equity Market     Director (11/2004 - present)
                                            Neutral Offshore Master, Ltd.
                                            Analytic Market Neutral V-6, Ltd.   Director (04/2005 - present)
                                            Analytic Global Opportunity Fund    Director (04/2005 - present)
                                            I, Ltd.

------------------------------------------- ----------------------------------- --------------------------------------
Scott F. Powers, Director                   Old Mutual US Holdings, Inc.        Chief Executive Officer (September
                                                                                2001 - present)
                                            Old Mutual Asset Managers (US) LLC  Chief Executive Officer (September
                                                                                2001 - present)
------------------------------------------- ----------------------------------- --------------------------------------

CAMBIAR INVESTORS LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, Colorado 80206.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Brian M. Barish, President, Director                        --                                   --
Research
------------------------------------------- ----------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                        --                                   --
Marketing
------------------------------------------- ----------------------------------- --------------------------------------
Michael J. Gardner, Principal                      Mountain States Bank         Board of Directors - effective
                                                                                          April 2002
------------------------------------------- ----------------------------------- --------------------------------------
Maria L. Azari, Principal                                   --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                  --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Christine M. Simon, Vice President,                         --                                   --
Director Operations & Finance
------------------------------------------- ----------------------------------- --------------------------------------

CB INVESTMENT MANAGERS, LLC
---------------------------
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507.

---------------------------------------------- ----------------------------------------- -----------------------------
              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
R. Kevin Stortzum, Officer                               Central Bank & Trust                Senior Vice President
---------------------------------------------- ----------------------------------------- -----------------------------
Kathy Wilson, Officer                                    Central Bank & Trust                   Vice President
---------------------------------------------- ----------------------------------------- -----------------------------

COMMERCE CAPITAL MARKETS, INC.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund, and the Commerce Capital Institutional Select Government Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Stanley A. Gregor, CEO/President         Commerce Capital Investments, Inc      CEO/President
---------------------------------------- -------------------------------------- --------------------------------------
Terrence J. Malloy, Director             Commerce Capital Investments, Inc      Director
---------------------------------------- -------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting            Commerce Capital Investments, Inc      Accounting Manager/FINOP
Manager/FINOP
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance       Commerce Capital Investments, Inc      Chief Compliance Officer
Officer
---------------------------------------- -------------------------------------- --------------------------------------

C.S. MCKEE, L.P.
----------------
C.S. McKee, L.P. is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, L.P. is One Gateway Center, Pittsburgh, Pennsylvania 15222.

------------------------------------------- ---------------------------------------- -------------------------------------
            NAME AND POSITION                                                                  CONNECTION WITH
         WITH INVESTMENT ADVISER                     NAME OF OTHER COMPANY                      OTHER COMPANY
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, President, CEO                              --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Gregory M. Melvin, EVP, CIO                 Dartmouth Capital Advisor's Inc.                      President
------------------------------------------- ---------------------------------------- -------------------------------------
Norman S. Allan, EVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Lloyd F. Stamy, Jr., SVP                                      --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Joseph A. Buongiorno, SVP                                     --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Boyd M. Hanson, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Jack P. White, VP                                             --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Brian S. Allen, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Bryan R. Johanson, SVP                                        --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Suda Vatsan, VP                                               --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Robert A. McGee, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Mark Gensheimer, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Christy S. Brenza, VP                                         --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
William J. Andrews, SVP                                       --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, Jr.                                         --                                      --
Marketing & Client Service Rep.
------------------------------------------- ---------------------------------------- -------------------------------------

EDGEWOOD MANAGEMENT LLC
-----------------------
Edgewood Management LLC is the investment adviser for the Edgewood Growth Fund. The principal address of Edgewood Management LLC is 350 Park Avenue, 18th Floor, New York, New York 10022-6057.

---------------------------------------- ----------------------------------------- ------------------------------------
           NAME AND POSITION                                                                 CONNECTION WITH
        WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------------- ----------------------------------------- ------------------------------------
Alan Whitman Breed, President, &                        WC Air LLC                           Managing Member
Managing Member of the Board of               EMC Longboat Key Partners LLC                  Managing Member
Managers                                        EMC Tidemark Partners LLC                    Managing Member
                                                   Wolverine Capital LP                   President & Principal
                                                  Rockridge Partners LP                   President & Principal
---------------------------------------- ----------------------------------------- ------------------------------------
Donna Marie Colon, Secretary & Member
of the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Fausto Rotundo, Chief Financial                    Kozmo Properties LLC                         President
Officer, Chief Compliance Officer &
Member of the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Alex Manouchehr Farman-Farmaian, Vice
Chairman & Member of the Board of
Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Peter Howard Jennison, Member of the
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Kevin Ryan Seth, Member of the Board           Edgewood Capital Partners IV                  Managing Member
of Managers`
---------------------------------------- ----------------------------------------- ------------------------------------
Nicholas Andrew Stephens, Member of            Edgewood Capital Partners X                   Managing Member
the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Lawrence Gardiner Creel, Member of the             Hydrogenica Partners                   Advisory Board Member
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
James William Carrier, Member of the
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
-------------------------------------
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Grant Foundation                       Chairman of the Board
Director                                 Regenstein Foundation                  Board Member  and Chairman -
                                                                                Investment Committee
                                         Children's Memorial Hospital           Board Member
                                                                                Vice Chairman - Investment Committee
                                         The Admiral                            Board Member
                                                                                Chairman - Investment Committee
                                         Terra Foundation                       Board Member
                                                                                Chairman - Investment Committee
                                         Art Institute of Chicago               Board Member - American Art

                                         Lake Forest Academy                    Life Trustee

                                         Lake Forest Police Pension Board       Board Member; Chairman - Investment
                                                                                Committee
                                         Graceland Cemetery                     Trustee
                                         Metropolitan Planning Council          Trustee
                                         Better Government Association          Trustee
                                         Northwestern University                Associate Trustee
                                         Vista Resources                        Advisory Director
                                         Private Bank International             Board Member - Suburban Bank
                                         Foundation                             Advisory Director
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Ophelia Barsketis, Managing Director      Cashmere Linen Home Collection LLC                Owner, Member
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Candice Melcher, Senior Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

FIRST MANHATTAN CO.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, New York 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                Berkshire Hathaway, Inc.               Member, Board of Directors
Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing            Ark Restaurants Corp.                Member, Board of Directors
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Chief Executive                      --                                      --
Officer and Senior Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, Chief Legal Officer and
Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Cheryl M. Kallem, Senior Managing                         --                                      --
Director, Chief Financial Officer and
co-Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Edward I. Lefferman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
-------------------------------------
Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546.

----------------------------------------------- ---------------------------------------- -----------------------------

              NAME AND POSITION                                                                CONNECTION WITH
           WITH INVESTMENT ADVISER                       NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
George Connell,                                       The Haverford Trust Company                Chairman/CEO
Chairman and CEO                                  Haverford Financial Services, Inc.             Chairman/CEO
                                                   Haverford Trust Securities, Inc.                Chairman
----------------------------------------------- ---------------------------------------- -----------------------------
Joseph J. McLaughlin Jr., President and               The Haverford Trust Company                 President
Director
----------------------------------------------- ---------------------------------------- -----------------------------
Binney H. C. Wietlisbach,                             The Haverford Trust Company          Executive Vice President
Vice President and Director                        Haverford Trust Securities, Inc.               President
----------------------------------------------- ---------------------------------------- -----------------------------
Henry B. Smith,                                       The Haverford Trust Company               Vice President
Vice President and Director
----------------------------------------------- ---------------------------------------- -----------------------------

HGK ASSET MANAGEMENT, INC.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, New Jersey 07310.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Chairman and
Chief Executive Officer                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II,
President and Chief Compliance Officer                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast
Chief Investment Officer Managing                         --                                     --
Director Equity Investments
---------------------------------------- -------------------------------------- --------------------------------------
Gregory W. Lobo
Managing Director, Fixed Income                           --                                     --
Investments
---------------------------------------- -------------------------------------- --------------------------------------
David C. Hauck, CPA                                       --                                     --
Senior Vice President, Fixed Income
Investments
---------------------------------------- -------------------------------------- --------------------------------------
Richard J. Bruce                         Bruce Nelson Capital LLP               Chief Investment Officer
Director, International (EAFE)           London, England
Investment Disciplines
---------------------------------------- -------------------------------------- --------------------------------------
Martin Maddaloni                                          --                                     --
Director, Sales, Marketing and Client
Service
---------------------------------------- -------------------------------------- --------------------------------------
Carol Bandille                                            --                                     --
Managing Director
Office Operations
---------------------------------------- -------------------------------------- --------------------------------------
George J. Fisher                                          --                                     --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
B.K. Power                                                --                                     --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
JoAnn Conry                                               --                                     --
Vice President
Client Transactions
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
    Stuart M. Christhilf, III                              --                                     --
    Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
    Donald J. Hoelting                                     --                                     --
    Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
    Robert D. McDorman, Jr.
    Principal - Director                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Paul L. Borssuck                                       --                                     --
    Principal
---------------------------------------- --------------------------------------- -------------------------------------
    Andrew L. Gilchrist                                    --                                     --
    Principal
---------------------------------------- --------------------------------------- -------------------------------------
    William V. Heaphy
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Stephen T. Scott
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Simeon F. Wooten, III
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Linda L. Rosatelli
    Vice President of Operations                           --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Edward W. Brown, Jr.
    Vice President                                         --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Elizabeth A. Dannettel
    Vice President                                         --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Svietlana T. Franke                                    --                                     --
    Vice President
---------------------------------------- --------------------------------------- -------------------------------------
    Wendy E. Brown                                         --                                     --
    Operations Manager
---------------------------------------- --------------------------------------- -------------------------------------
    Kanda K. Harp
    Marketing Associate                                    --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Caroline N. Johnson
    Marketing Associate & Client
    Service Rep.                                           --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Joan Bielski
    Operation Administrator                                --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Daisy Vega-Galarza
    Portfolio Accountant                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Daniel M. Amoss
    Research Assistant                                     --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Robert Jacapraro
    Senior Vice President
---------------------------------------- --------------------------------------- -------------------------------------
    Gary Merwitz
    Senior Vice President                                  --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Vitaly Korechevsky
    Senior Vice President                                  --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Thomas Turpin
    Director of ICM                                        --                                     --
---------------------------------------- --------------------------------------- -------------------------------------

                                       22

LSV ASSET MANAGEMENT
--------------------
LSV Asset Management is the investment adviser for the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, Illinois 60606.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Chief Operating                        --                                     --
Officer, Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

PROSPECT ASSET MANAGEMENT, INC.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, Hawaii 96825.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Kerrigan, Director, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Hamilton Smith, Director, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Cheri Nakamura, Director, Marketing
Director
---------------------------------------- -------------------------------------- --------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
---------------------------------
Rice Hall James & Associates, LLC is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, California 92101-3383.

-------------------------------------------- ---------------------------------- --------------------------------------
             NAME AND POSITION                                                             CONNECTION WITH
          WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                    OTHER COMPANY
-------------------------------------------- ---------------------------------- --------------------------------------
 Thao Buu-Hoan, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Kevin Hamilton, Partner & President                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Charles G. King, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Thomas McDowell, Partner, Chief                            --                                   --
 Executive Officer  & Chief Investment
 Officer
-------------------------------------------- ---------------------------------- --------------------------------------
 Carl M. Obeck, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Gary S. Rice, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Douglas Sheres, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 David P. Tessmer, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Cara Thome, Partner                                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Timothy A. Todaro, Partner
-------------------------------------------- ---------------------------------- --------------------------------------

STEINBERG ASSET MANAGEMENT, LLC
-------------------------------
Steinberg Asset Management, LLC is the investment sub-adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Asset Management, LLC is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- --------------------------------------
   NAME AND POSITION WITH INVESTMENT                                                       CONNECTION WITH
                ADVISER                          NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982-Present
Director                                 Samco Partners, L.P.                   General Partner since 1986-Present

---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Michael A. Steinberg & Co., Inc.       Vice President since August
Managing Director                                                               1990-Present

---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                                    N/A                                    N/A
Portfolio Manager & Analyst
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Donald Schultheis                        Credit Suisse Asset Management, LLC    Managing Director, Relationship
Managing Director, Marketing                                                    Manager, & Head of Consultant
and Client Relationship Manager                                                 Development July 1999-August 2004
---------------------------------------- -------------------------------------- --------------------------------------

                                       24

SYNOVUS INVESTMENT ADVISORS, INC.
---------------------------------
Synovus Investment Advisors, Inc. is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate-Term Bond Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, Georgia 31902-0120.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
William Perkins,                                          --                                     --
President /Chief Executive
Officer
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns,                                 Synovus Securities, Inc.                Director of Compliance
Director of Compliance                   Synovus Financial Management Services         Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L. Busby                                            --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                               Synovus Trust Company, N.A.                    Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
Greg Day                                                  --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II
Assistant Vice President
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Cyndi A. Helms                                            --                                     --
Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I
Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                              Synovus Trust Company, N.A.             Chief Investment Officer
Chief Investment Advisor                                                                Senior Vice President
Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Morgan                                             --                                     --
Senior Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I
Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson Tax Officer                Synovus Financial Corp.                Director of Taxation
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield FAM Senior          Synovus Trust Company, N.A.            Senior Investment Manager Vice
Investment Manager Vice President                                               President
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw Portfolio Manager                       --                                     --
III Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly Portfolio Manager                    --                                     --
II Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Russell Wolsfelt Portfolio Manager I                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard Director               Synovus Securities, Inc.               President
---------------------------------------- -------------------------------------- --------------------------------------
William H. Roach Director                GLOBALT, Inc.                          President / Chief Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery Director                Synovus Trust Company, N.A.            Family Asset Management Strategist
                                                                                Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, Virginia 23230.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Larry E. Gibson,                                          --                                     --
Managing Director, President, Co-CEO
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Managing Director,  Co-CEO, CFO
---------------------------------------- -------------------------------------- --------------------------------------
H.B. Thomson III, Secretary                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                       Old Mutual Asset Management*                        CEO
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson, Chairman of the                      --                                     --
Board
---------------------------------------- -------------------------------------- --------------------------------------

*    TS&W is an affiliate of Old Mutual Asset Management.


WESTWOOD MANAGEMENT CORP.
-------------------------
Westwood Management Corp. is the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG Large Cap Value Fund, WHG SmallCap Fund, WHG AllCap Fund, and WHG Balanced Fund. The principal address of Westwood Management Corp. is 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

----------------------------------------------- ---------------------------------------- -----------------------------

              NAME AND POSITION                                                                CONNECTION WITH
           WITH INVESTMENT ADVISER                       NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
Susan Byrne                                         Westwood Holdings Group, Inc.*         Chief Investment Officer
Chief Investment Officer and Chairman of the                  (NYSE: WHG)                        and Director
Board
----------------------------------------------- ---------------------------------------- -----------------------------
Brian Casey                                          Westwood Holdings Group, Inc.           President and Chief
President and Chief Executive Officer and                     (NYSE: WHG)                   Executive Officer and
Director                                                                                           Director
----------------------------------------------- ---------------------------------------- -----------------------------
                                                           Westwood Trust**                 President and Director
----------------------------------------------- ---------------------------------------- -----------------------------
Syliva L. Fry                                       Westwood Holdings Group, Inc.*         Chief Compliance Officer
Chief Compliance Officer
----------------------------------------------- ---------------------------------------- -----------------------------
                                                           Westwood Trust**                Chief Compliance Officer
----------------------------------------------- ---------------------------------------- -----------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc, a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         The Advisors' Inner Circle Fund II                   January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Oak Associates Funds                                 February 27, 1998
         CNI Charter Funds                                    April 1, 1999
         iShares Inc.                                         January 28, 2000
         iShares Trust                                        April 25, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         Causeway Capital Management Trust                    September 20, 2001
         The Japan Fund, Inc.                                 October 7, 2002
         Barclays Global Investors Funds                      March 31, 2003
         The Arbitrage Funds                                  May 17, 2005
         The Turner Funds                                     January 1, 2006
         ProShares Trust                                      November 14, 2005
         Community Reinvestment Act Qualified
           Investment Fund                                    January 8. 2007

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                       WITH REGISTRANT
----                       -------------------                                    ---------------------
William M. Doran           Director                                                     --
Edward D. Loughlin         Director                                                     --
Wayne M. Withrow           Director                                                     --
Kevin Barr                 President & Chief Executive Officer                          --
Maxine Chou                Chief Financial Officer & Treasurer                          --
Thomas Rodman              Chief Operations Officer                                     --
John Munch                 General Counsel & Secretary                                  --
Karen LaTourette           Chief Compliance Officer, Anti-Money Laundering
                           Officer & Assistant Secretary                                --
Mark J. Held               Senior Vice President                                        --
Lori L. White              Vice President & Assistant Secretary                         --
Robert Silvestri           Vice President                                               --
John Coary                 Vice President & Assistant Secretary                         --
Michael Farrell            Vice President                                               --
Mark McManus               Vice President                                               --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

            First Union National Bank           Union Bank of California
            125 Broad Street                    475 Sansome Street
            Philadelphia, Pennsylvania 19109    15th Floor
                                                San Francisco, California 94111

            U.S. Bank, National Association
            800 Nicollett Mall
            Minneapolis, Minnesota 55402-4302

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

            SEI Investments Global Funds Services
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's investment advisers:

            Acadian Asset Management, Inc.
            One Post Office Square, 8th Floor
            Boston, Massachusetts 02109

            AIG Global Investment Corp.
            70 Pine Street
            20th Floor
            New York, New York 10270

            Allegiant Asset Management Company
            200 Public Square
            Cleveland, Ohio 44114

            Analytic Investors, Inc.
            500 South Grand Avenue, 23rd Floor
            Los Angeles, California 90071

            Cambiar Investors LLC
            2401 East Second Street, Suite 400
            Denver, Colorado 80206

            CB Investment Managers, LLC
            300 West Vine Street
            Lexington, Kentucky 40507

            Commerce Capital Markets, Inc.
            One Commerce Square
            2005 Market Street, Suite 200
            Philadelphia, Pennsylvania 19103

            C.S. McKee, LLP
            One Gateway Center
            Pittsburgh, Pennsylvania 15222

            Edgewood Management Company
            305 Park Avenue, 18th Floor
            New York, NY 10022-6057

            Fiduciary Management Associates, LLC
            55 West Monroe Street, Suite 2550
            Chicago, Illinois 60603

            First Manhattan Co.
            437 Madison Avenue
            New York, New York  10022-7022

            Haverford Investment Management, Inc.
            Three Radnor Corporate Center, Suite 450
            Radnor, Pennsylvania 19087-4546

            HGK Asset Management, Inc.
            Newport Tower
            525 Washington Blvd.
            Jersey City, New Jersey 07310

            Investment Counselors of Maryland, LLC
            803 Cathedral Street
            Baltimore, Maryland 21201

            LSV Asset Management Company
            1 North Wacker Drive
            Chicago, Illinois 60606

            Prospect Asset Management, Inc.
            6700 Kalanianaole Highway
            Suite 122
            Honolulu, Hawaii 96825

            Rice Hall James & Associates
            600 West Broadway, Suite 1000
            San Diego, California 92101-3383
            Steinberg Asset Management, LLC
            12 East 49th Street, Suite 1202
            New York, New York 10017

            Steinberg Asset Management, LLC
            12 East 49th Street
            Suite 1202
            New York, New York 10017

            Synovus Investment Advisors, Inc.
            P.O. Box 23024
            Columbus, Georgia 31902-1313

            Thompson, Siegel & Walmsley, Inc.
            5000 Monument Avenue, P.O. Box 6883
            Richmond, Virginia 23230

            Westwood Management Corp.
            200 Crescent Court
            Suite 1200
            Dallas, Texas 75201

ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 95 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 12th day of January, 2007.


                                                 THE ADVISORS' INNER CIRCLE FUND


                                                 By: /s/ JAMES F. VOLK
                                                     ---------------------------
                                                    James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         *                              Trustee             January 12, 2007
-------------------------
Charles E. Carlbom

         *                              Trustee             January 12, 2007
-------------------------
William M. Doran

         *                              Trustee             January 12, 2007
-------------------------
Mitchell A. Johnson

         *                              Trustee             January 12, 2007
-------------------------
Betty L. Krikorian

         *                              Trustee             January 12, 2007
-------------------------
Robert A. Nesher

         *                              Trustee             January 12, 2007
-------------------------
Eugene Peters

         *                              Trustee             January 12, 2007
-------------------------
George J. Sullivan, Jr.

         *                              Trustee             January 12, 2007
-------------------------
James M. Storey

/s/ JAMES F. VOLK                       President           January 12, 2007
-------------------------
James F. Volk

         *                              Controller &        January 12, 2007
-------------------------               Chief Financial
Michael Lawson                          Officer


*By: /s/ JAMES F. VOLK
     -------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ MICHAEL LAWSON                            Date:  APRIL 11, 2006
---------------------------                         ----------------------
Michael Lawson
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ WILLIAM M. DORAN                                Date: MAY 3, 2006
---------------------------                               ----------------------
William M. Doran, Esq.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ ROBERT A. NESHER                                Date:
---------------------------                               ----------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ EUGENE B. PETERS                                Date:  12 APRIL 2006
---------------------------                               ----------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ JAMES M. STOREY                                 Date:
---------------------------                               ----------------------
James M. Storey, Esq.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ GEORGE J. SULLIVAN, JR.                         Date:   APRIL 11, 2006
---------------------------                               ----------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ CHARLES E. CARLBOM                              Date:   APRIL 11, 2006
---------------------------                               ----------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/S/ MITCHELL A. JOHNSON                             Date:   4/11/06
---------------------------                               ----------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ BETTY L. KRIKORIAN                              Date:    APRIL 12, 2006
---------------------------                               ----------------------
Betty L. Krikorian
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ JAMES F. VOLK                                   Date:   APRIL 11, 2006
---------------------------                               ----------------------
James F. Volk
President

                                  EXHIBIT INDEX

EXHIBIT NO.       EXHIBIT
-----------       -------
EX-99.D24         Revised Schedule A to the Investment Advisory Agreement dated
                  September 3, 2002 between the Registrant and Commerce Capital
                  Markets, Inc.

EX-99.D27         Interim Investment Advisory Agreement dated September 29, 2006 between the Registrant and Fiduciary Management Associates,
                  LLC.

EX-99.D33         Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC.

EX-99.D34         Expense Limitation Agreement dated February 28, 2006 between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund.

EX-99.H16         Amendment and Attachment 1 dated November 29, 2006 to the
                  Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI
                  Investments Global Funds Services, relating to the Commerce
                  Funds.

EX-99.H25         Amendment and Attachment 1 dated September 7, 2006 to the
                  Amended and Restated Administration Agreement dated November
                  14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Funds.

EX-99.H26         Amendment and Attachment 1 dated January 27, 2006 to the
                  Amended and Restated Administration Agreement dated November
                  14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund.

EX-99.H35         Form of Transfer Agent Agreement between the Registrant and
                  SEI Investments Fund Management.

EX-99.H38         Shareholder Services Plan relating to the Commerce Funds.

EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.

EX-99.N4 Revised Schedule S to the Amended and Restated Rule 18f-3 Plan relating to the Commerce Funds.